RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions
A summary of balances due from related parties at June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	June 30,	December 31,
	2023	2022
Seatankers Management Norway AS	15	16
Frontline Management (Bermuda) Limited	942	—
Northern Ocean Limited	—	33
Avance Gas Trading Ltd	—	2
Sloane Square Capital Holdings Ltd	19	9
Paratus Management (UK) Limited	2	—
Receivables due from related parties	978	60

A summary of balances due to related parties at June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	June 30,	December 31,
	2023	2022
Seatankers Management Co. Ltd	(12)	—
Frontline Management (Bermuda) Limited	—	(30)
Frontline Corporate Services Ltd	(23)	(4)
Flex LNG Fleet Management AS	(715)	(293)
SFL Corporation Ltd	(5)	(1)
Payables due to related parties	(755)	(328)
A summary of (expenses)/income from related parties is as follows:

(in thousands of $)	Six months ended
	June 30,
	2023	2022
Seatankers Management Co Ltd	(20)	(43)
Seatankers Management Norway AS	(35)	(28)
Frontline Management (Bermuda) Limited	(83)	(206)
Frontline Management AS	—	10
Flex LNG Fleet Management AS	(1,656)	(1,721)
FS Maritime SARL	—	(32)
Northern Ocean Limited	—	4
Front Ocean Management AS	(211)	(106)
Front Ocean Management Ltd	(132)	(82)
Sloane Square Capital Holdings Ltd	9	6
Avance Gas	178	2
Total related party transactions	(1,950)	(2,196)